Equity Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Ventures
The Company's equity investments and debt securities, excluding those classified as held for sale, are represented by the following:

(In thousands)	March 31, 2019	December 31, 2018
Equity Investments
Equity method investments
Investment ventures	$2,282,817	$2,151,847
Private funds	129,451	124,826
	2,412,268	2,276,673
Other equity investments
Marketable equity securities	131,226	36,438
Investment ventures	96,612	95,196
Private fund and retail company	31,024	24,607
Total equity investments	2,671,130	2,432,914

Debt Securities
N-Star CDO bonds, available for sale	64,410	64,127
CMBS of consolidated fund, at fair value	21,139	32,706
Total debt securities	85,549	96,833
Equity and debt investments	$2,756,679	$2,529,747

The Company's investments represent noncontrolling equity interests in various entities, including investments for which fair value option was elected but excluding equity investments classified as held for sale, as follows:

(In thousands)	December 31, 2018	December 31, 2017
Equity method investments
Investment ventures	$2,151,847	$1,297,180
Private funds	124,826	227,034
	2,276,673	1,524,214
Other equity investments
Marketable equity securities of consolidated funds	26,754	35,600
Investment ventures	95,196	89,261
Private funds and retail companies	34,291	38,924
	$2,432,914	$1,687,999

Equity Method Investments
The Company’s investments accounted for under the equity method, including investments for which fair value option was elected, are summarized below:

($ in thousands)			Ownership Interest at March 31, 2019 (1)	Carrying Value at
Investments	Description			March 31, 2019	December 31, 2018
Colony Credit Real Estate, Inc.	Common equity in publicly traded commercial real estate credit REIT managed by the Company and membership units in its operating subsidiary	(2)	36.4%	$1,027,345	$1,037,754
NorthStar Realty Europe Corp.	Common equity in publicly traded equity REIT managed by the Company	(2)	11.3%	88,058	87,696
RXR Realty	Common equity in investment venture with a real estate investor, developer and investment manager		27.2%	100,386	95,418
Preferred equity	Preferred equity investments with underlying real estate	(3)	NA	221,183	219,913
ADC investments	Investments in acquisition, development and construction loans in which the Company participates in residual profits from the projects, and the risk and rewards of the arrangements are more similar to those associated with investments in joint ventures	(4)	Various	502,023	481,477
Private funds	General partner and/or limited partner interests in private funds (excluding carried interest allocation)	(5)	Various	109,905	109,393
Private funds—carried interest	Disproportionate allocation of returns to the Company as general partner or equivalent based on the extent to which cumulative performance of the fund exceeds minimum return hurdles	(5)	Various	14,191	9,525
Other investment ventures	Interests in 17 investments at March 31, 2019		Various	171,046	154,412
Fair value option	Interests in initial stage, real estate development and hotel ventures and limited partnership interests in private equity funds		Various	178,131	81,085
				$2,412,268	$2,276,673
__________

(1)
The Company's ownership interest represents capital contributed to date and may not be reflective of the Company's economic interest in the entity because of provisions in operating agreements governing various matters, such as classes of partner or member interests, allocations of profits and losses, preferential returns and guaranty of debt. Each equity method investment has been determined to be either a VIE for which the Company was not deemed to be the primary beneficiary or a voting interest entity in which the Company does not have the power to control through a majority of voting interest or through other arrangements.

(2)
These entities are governed by their respective boards of directors. The Company's role as manager is under the supervision and direction of such entity's board of directors, which includes representatives from the Company but the majority of whom are independent directors.

In connection with the Company's investment in NRE, the Company has an ownership waiver under NRE’s charter which allows the Company to own up to 45% of NRE’s common stock, and to the extent the Company owns more than 25% of NRE’s common stock, the Company will vote the excess shares in the same proportion that the remaining NRE shares not owned by the Company are voted.

(3)	Some preferred equity investments may not have a stated ownership interest.

(4)
The Company owns varying levels of stated equity interests in certain acquisition, development and construction ("ADC") arrangements as well as profit participation interests without a stated ownership interest in other ADC arrangements.

(5)
Excludes the Company's general partner equity, including carried interest, associated with the open-end industrial fund which is classified as held for sale for all periods presented (Note 7).

The following tables present selected combined financial information of the Company's equity method investees:
Selected Combined Balance Sheet Information

(In thousands)	December 31, 2018	December 31, 2017
Total assets	$15,499,159	$9,537,068
Total liabilities	9,803,705	5,357,936
Owners' equity	5,511,548	3,662,764
Noncontrolling interests	183,906	516,368
Selected Combined Statements of Operations Information

	Year Ended December 31,
(In thousands)	2018	2017	2016
Total revenues	$1,486,511	$1,519,728	$819,726
Net income (loss)	220,191	174,222	(32,493)
Net income (loss) attributable to noncontrolling interests	23,878	(18,381)	(3,494)
Net income (loss) attributable to owners	196,313	192,603	(28,999)

The Company’s investments accounted for under the equity method, including investments for which fair value option was elected, are summarized below:

($ in thousands)			Ownership Interest at December 31, 2018 (1)	Carrying Value at
Investments	Description			December 31, 2018	December 31, 2017
Colony Credit Real Estate, Inc.	Common equity in publicly traded commercial real estate credit REIT managed by the Company and membership units in its operating subsidiary	(2)	36.6%	$1,037,754	$—
NorthStar Realty Europe Corp	Common equity in publicly traded equity REIT managed by the Company	(2)	11.2%	87,696	73,578
RXR Realty	Common equity in investment venture with a real estate investor, developer and investment manager		27.2%	95,418	105,082
Preferred equity	Preferred equity investments with underlying real estate	(3)	NA	219,913	440,704
ADC investments	Investments in acquisition, development and construction loans in which the Company participates in residual profits from the projects, and the risk and rewards of the arrangements are more similar to those associated with investments in joint ventures	(4)	Various	481,477	331,268
Private funds	General partner and/or limited partner interests in private funds (excluding carried interest allocation)	(5)	Various	109,393	22,261
Private funds—carried interest	Disproportionate allocation of returns to the Company as general partner or equivalent based on the extent to which cumulative performance of the fund exceeds minimum return hurdles	(5)	Various	9,525	—
Other investment ventures	Interests in 18 investments, each with no more than $66 million carrying value at December 31, 2018		Various	154,412	187,420
Fair value option	Interests in initial stage or real estate development ventures and limited partnership interests in private equity funds		Various	81,085	363,901
				$2,276,673	$1,524,214
__________

(1)
The Company's ownership interest represents capital contributed to date and may not be reflective of the Company's economic interest in the entity because of provisions in operating agreements governing various matters, such as classes of partner or member interests, allocations of profits and losses, preferential returns and guaranty of debt. Each equity method investment has been determined to be either a VIE for which the Company was not deemed to be the primary beneficiary or a voting interest entity in which the Company does not have the power to control through a majority of voting interest or through other arrangements.

(2)
These entities are governed by their respective boards of directors. The Company's role as manager is under the supervision and direction of such entity's board of directors, which includes representatives from the Company but the majority of whom are independent directors. In connection with the Company's investment in NRE, the Company has an ownership waiver under NRE’s charter which allows the Company to own up to 45% of NRE’s common stock, and to the extent the Company owns more than 25% of NRE’s common stock, the Company will vote the excess shares in the same proportion that the remaining NRE shares not owned by the Company are voted.

(3)	Some preferred equity investments may not have a stated ownership interest.

(4)	The Company owns varying levels of stated equity interests in certain ADC investments as well as profit participation interests without a stated ownership interest in other ADC investments.

(5)	Excludes the Company's general partner equity, including carried interest, associated with the open-end industrial fund which is classified as held for sale for all periods presented (Note 10).